Other Receivables	12 Months Ended
Dec. 31, 2021
Other Receivables
Other Receivables

12.	Other Receivables

	12.31.2021	12.31.2020
Fair value in the purchase and sale of power (Note 36.2.12)	855,775	689,531
Services in progress (a)	319,179	260,348
Bonus for voluntary consumption reduction (Note 7.4)	134,892	-
Credits on purchases of gas (12.1)	73,229	120,515
CDE Transfer (12.2)	68,999	60,433
Disposals and decommissioning in progress	42,509	36,855
Reimbursement of coal consumption values by CDE	33,107	28,657
Advance payments to employees	20,141	17,785
Advance payments to suppliers (b)	15,528	36,609
Tariff flag - CCRTB	9,892	7,194
Derivatives fair value - forward contract (Note 36.2.3 - b)	2,907	23,308
Advance for real estate indemnity	1,402	14,484
Other receivables	88,862	63,926
	1,666,422	1,359,645
Current	749,816	514,185
Noncurrent	916,606	845,460
CCRTB - Centralizing account of Tariff Flag Resources.
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.

12.1	Credits on purchases of gas - Compagas

This balance refers to the gas acquisition of contracted and guaranteed volumes, higher than those actually withdrawn and used, and contains a future compensation clause. Compagas has the right to use and offset this gas over the term of the contract up to one year after the closure, currently established in December 2023. According to the contractual provisions and consumption perspectives, derived from the review of the projects and scenarios for the next years, Compagas estimates to fully offset the contracted volumes in the course of its operation. Contracts with Petrobras provide for the right to assign this asset. In accordance with contractual provisions and consumption perspectives, from the review of projects and scenarios for the coming years, the Company carried out a review of the estimated recoverable value of the ship or pay credit to be offset and recorded impairment, as shown in NE nº 33.4.

12.2	CDE Transfer

Values of the Energy Development Account - CDE to be transferred to the Company, to cover the tariff discounts on the tariffs, defined in Law 10,438/2002 and Decree 7,891/2013. The amount transferred for the period from June 2020 to May 2021, in accordance with Aneel Resolution 2,704/2020, was R$47,005 per month.

As of June 2021, the amount was changed to R$47,661 monthly (Aneel Ratifying Resolution 2,886/2021 of June 22, 2021), upon approval of the result of the last Annual Tariff Adjustment. This amount comprises R$2,643, which refers to previous differences and R$45,019 related to the forecast for the 2021-2022 cycle.